Inventory (Tables)	6 Months Ended
Jun. 30, 2011
Inventory

Inventory:

	June 30, 2011	December 31, 2010
Finished goods	$14,720	$13,497
Manufacturing parts, materials and other	18,441	16,063
Work in process	1,303	1,282

	34,464	30,842
Inventory reserves	1,138	2,453

	$33,326	$28,389